Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC	$ (1)	$ 117	$ 116
Net income from discontinued operations attributable to Brightstar Lottery PLC	148	231	41
Net income attributable to Brightstar Lottery PLC	$ 147	$ 348	$ 156
Denominator:
Weighted average shares - basic (in shares)	197	202	200
Incremental shares under stock based compensation plans (in shares)	0	2	3
Weighted average shares, diluted (in shares)	197	204	203
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC per common share - basic (in dollars per share)	$ (0.01)	$ 0.58	$ 0.58
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC per common share - diluted (in dollars per share)	(0.01)	0.57	0.57
Net income from discontinued operations attributable to Brightstar Lottery PLC per common share - basic (in dollars per share)	0.75	1.15	0.20
Net income from discontinued operations attributable to Brightstar Lottery PLC per common share - diluted (in dollars per share)	0.75	1.14	0.20
Net income attributable to Brightstar Lottery PLC per common share - basic (in dollars per share)	0.74	1.73	0.78
Net income attributable to Brightstar Lottery PLC per common share - diluted (in dollars per share)	$ 0.74	$ 1.71	$ 0.77